NEWBUILDINGS	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
NEWBUILDINGS
15.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest. Movements in the three years ended December 31, 2011 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2008	454,227
Installments and newbuilding supervision fees paid	147,129
Interest capitalized	22,701
Transfers to Vessels and Equipment	(220,549)
Accrual for newbuilding installments	10,460
Balance at December 31, 2009	413,968
Installments and newbuilding supervision fees paid	294,822
Interest capitalized	14,683
Transfers to Vessels and Equipment	(499,154)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31,2011	13,049

During 2011, the Company sold five SPCs, which together owned five VLCC newbuilding contracts, to Frontline 2012 (see Note 4). Interest capitalized in respect of these contracts was $10.4 million of the $11.1 million capitalized in total in 2011.